OTHER RECEIVABLES - (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES.
Research and development tax credit receivable from the French State	€ 617	€ 492
Value-added taxes receivable	574	403
Other receivables from Government and public authorities		64
Others	64	72
Other receivables	€ 1,255	€ 1,031